Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Tables)	9 Months Ended
Sep. 30, 2022
Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P.
Schedule of subsidiaries, associates, and joint ventures Interconexion Electrica S.A. ESP

	Ownership			Geographic		Profit (loss)
	Interest		Country/	area of		for the		Total
Company	ISA	Activity	Domicile	operations	Net equity	period	Total assets	liabilities
Subsidiaries
Consorcio Transmantaro	60.00%	Electric power	Peru	Peru	2,047,606	210,796	8,476,483	6,428,877
Interligação Eléctrica Evrecy	35.82%	Electric power	Brazil	Brazil	204,913	(42,116)	225,450	20,537
Fundo de Investimento Assis	35.81%	Trust - Special Purpose Entity	Brazil	Brazil	121,919	4,269	121,919	—
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	35.77%	Trust - Special Purpose Entity	Brazil	Brazil	11,873	2,479	11,873	—
Fundo de Investimento Referenciado di Bandeirantes	17.06%	Trust - Special Purpose Entity	Brazil	Brazil	341,888	16,468	341,888	—
Fundo de Investimento Xavantes Referenciado di	15.40%	Trust - Special Purpose Entity	Brazil	Brazil	522,517	35,529	522,517	—
Interconexiones Viales	65.00%	Roads	Chile	Chile	3,044	(2,650)	3,656	612
Interligação Elétrica Aguapeí	35.82%	Electric power	Brazil	Brazil	543,971	68,226	605,626	61,655
Interligação Elétrica Biguaçu	35.82%	Electric power	Brazil	Brazil	357,213	29,756	427,764	70,551
Interligação Elétrica De Minas Gerais	35.82%	Electric power	Brazil	Brazil	271,566	(33,417)	298,559	26,993
Interligação Elétrica Itapura	35.82%	Electric power	Brazil	Brazil	175,044	20,631	188,340	13,296
Interligação Elétrica Itaquerê	35.82%	Electric power	Brazil	Brazil	464,935	44,866	545,366	80,431
Interligação Elétrica Itaúnes	35.82%	Electric power	Brazil	Brazil	426,261	39,039	460,751	34,490
Interligação Elétrica Norte E Nordeste	35.82%	Electric power	Brazil	Brazil	314,059	26,937	450,167	136,108
Interligação Elétrica Pinheiros	35.82%	Electric power	Brazil	Brazil	550,509	57,631	615,028	64,519
Interligação Elétrica Riacho Grande	35.82%	Electric power	Brazil	Brazil	76,184	(1,243)	84,574	8,390
Interligação Elétrica Serra Do Japi	35.82%	Electric power	Brazil	Brazil	466,645	51,278	522,507	55,862
Interligação Elétrica Sul	35.82%	Electric power	Brazil	Brazil	183,835	9,819	209,914	26,079
Interligação Elétrica Tibagi	35.82%	Electric power	Brazil	Brazil	201,486	13,391	234,054	32,568
Internexa	99.42%	Information and communications technologies	Colombia	Colombia	113,389	(9,866)	549,217	435,828
Transamerican Telecomunication S.A.	99.42%	Information and communications technologies	Argentina	Argentina	20,908	(2,265)	43,213	22,305
Internexa Brasil Operadora de Telecomunicações	99.42%	Information and communications technologies	Brazil	Brazil	41,658	(22,433)	291,102	249,444
Internexa Chile	98.43%	Information and communications technologies	Chile	Chile	23,835	1,889	78,272	54,437

	Ownership			Geographic		Profit (loss)
	Interest		Country/	area of		for the	Total	Total
Company	ISA	Activity	Domicile	operations	Net equity	period	assets	liabilities
Internexa Participações	99.42%	Investment vehicle	Brazil	Brazil	38,103	(21,083)	38,933	830
Internexa Peru	99.42%	Information and communications technologies	Peru	Peru	75,418	4,033	394,048	318,630
ISA Bolivia	100.00%	Electric power	Bolivia	Bolivia	129,343	7,877	138,416	9,073
ISA Capital Do Brasil	100.00%	Investment vehicle	Brazil	Brazil	4,902,563	536,782	4,904,914	2,351
ISA CTEEP	35.82%	Electric power	Brazil	Brazil	13,609,080	1,493,200	25,918,741	12,309,661
ISA Interchile	100.00%	Electric power	Chile	Chile	1,400,049	(25,287)	6,961,298	5,561,249
ISA Intercolombia	100.00%	Electric power	Colombia	Colombia	94,919	36,169	331,964	237,045
ISA Intervial Chile	100.00%	Roads	Chile	Chile	3,294,754	240,366	4,099,171	804,417
ISA Intervial Colombia	100.00%	Roads	Colombia	Colombia	579	13	579	-
ISA Inversiones Chile	100.00%	Investment vehicle	Chile	Chile	4,007,871	245,561	4,011,877	4,006
ISA Inversiones Costera Chile	100.00%	Investment vehicle	Chile	Chile	(53,317)	(57,162)	611,625	664,942
ISA Inversiones Tolten	100.00%	Investment vehicle	Chile	Chile	40	(3)	40	-
ISA Investimentos E Participações	100.00%	Investment vehicle	Brazil	Brazil	1,089,564	154,558	1,089,591	27
ISA Perú	99.99%	Electric power	Peru	Peru	223,977	20,603	1,107,192	883,215
ISA REP	60.00%	Electric power	Peru	Peru	638,585	196,436	2,173,961	1,535,376
ISA Transelca	100.00%	Electric power	Colombia	Colombia	956,311	166,923	1,755,872	799,561
Linear Systems RE	100.00%	Other businesses	Bermudas	Bermudas	33,188	3,523	98,499	65,311
Proyectos de Infraestructura del Perú	100.00%	Electric power	Peru	Peru	17,147	4,629	137,825	120,678
Ruta Costera	100.00%	Roads	Colombia	Colombia	176,642	(12,644)	2,580,975	2,404,333
Ruta de La Araucanía	100.00%	Roads	Chile	Chile	337,645	48,713	653,193	315,548
Ruta de Los Ríos	75.00%	Roads	Chile	Chile	97,779	28,959	237,528	139,749
Ruta del Bosque	100.00%	Roads	Chile	Chile	92,730	(19,445)	118,570	25,840
Ruta del Loa	100.00%	Roads	Chile	Chile	254,451	31,019	825,723	571,272
Ruta del Maipo	100.00%	Roads	Chile	Chile	2,241,823	209,465	7,222,823	4,981,000
Ruta del Maule	100.00%	Roads	Chile	Chile	4,863	(4,657)	13,414	8,551
Sistemas Inteligentes en Red	99.77%	Other businesses	Colombia	Colombia	8,960	1,356	17,765	8,805
XM	99.73%	Electric power	Colombia	Colombia	37,818	8,836	280,987	243,169

	Ownership			Geographic		Profit (loss)
	Interest		Country/	area of		for the		Total
Company	ISA	Activity	Domicile	operations	Net equity	period	Total assets	liabilities
Joint ventures
Interligação Elétrica do Madeira	51.00%	Energy transport	Brazil	Brazil	3,254,901	295,254	6,055,398	2,800,497
Interligação Elétrica Garanhuns	51.00%	Energy transport	Brazil	Brazil	854,101	139,573	1,224,720	370,619
Interligação Elétrica Paraguaçu	50.00%	Energy transport	Brazil	Brazil	937,376	112,230	1,350,712	413,336
Interligação Elétrica Aimorés	50.00%	Energy transport	Brazil	Brazil	622,194	92,762	896,390	274,196
Interligação Elétrica Ivaí	50.00%	Energy transport	Brazil	Brazil	699,677	73,148	3,324,360	2,624,683
Transmissora Aliança de Energia Elétrica	14.88%	Energy transport	Brazil	Brazil	5,835,107	1,139,815	13,533,058	7,697,951
Interconexión Eléctrica Colombia Panamá-Panamá	50.00%	Energy transport	Panama	Panama	32,317	(21,722)	33,280	963
Interconexión Eléctrica Colombia Panamá Colombia	1.17%	Energy transport	Colombia	Colombia	267	(2)	268	1
Transnexa (1)	50.00%	Telecommunications transport	Ecuador	Ecuador	—	—	—	—
Derivex	40.35%	Manage the negotiation system of operations on derivative financial instruments of electrical energy	Colombia	Colombia	207	(666)	207	—
Parques del Río	33.00%	Roads	Colombia	Colombia	110	(23)	110	—
Conexión Kimal Lo Aguirre S.A.	33.33%	Energy transport	Chile	Chile	119,475	—	119,475	—
Associates
ATP Tower Holdings	24.70%	Telecommunications transport	United States of America	United States of America	1,856,906	(108,497)	4,166,273	2,309,367

(1)Transnexa is in the process of liquidation and the investment is fully impaired.